DIVESTITURES (Divestiture of the Calcium Chloride Business) (Details) (USD $) In Millions	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2009 Calcium Chloride [Member]	Dec. 31, 2009 Calcium Chloride [Member]	Dec. 31, 2008 Calcium Chloride [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestiture proceeds				$ 204
Gain on divestiture (pretax)				162
Net sales					70	153
Income (loss) before income taxes (benefit)					175	44
Provision (credit) for income taxes		65	16		65	16
Income (loss) from discontinued operations, net of income taxes (benefit)	$ 0	$ 110	$ 28		$ 110	$ 28